Offsets	May 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	W. P. Carey Inc.
Form or Filing Type	S-3
File Number	333-264613
Initial Filing Date	May 02, 2022
Fee Offset Claimed	$ 32,066.21
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 345,913,860
Termination / Withdrawal Statement	W. P. Carey Inc. has previously registered shares of common stock having an aggregate offering price of up to $1,000,000,000, offered by means of a 424(b)(5) prospectus supplement, dated May 2, 2022 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-264613), filed with the Securities and Exchange Commission on May 2, 2022. In connection with the filing of the Prior Prospectus Supplement, W. P. Carey Inc. made a contemporaneous fee payment in the amount of $ 87,858.04. As of the date of this prospectus supplement, shares of common stock having an aggregate offering price of up to $ 345,913,860 were not sold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, W. P. Carey Inc. hereby applies a registration fee credit of $32,066.21, the amount of the fee attributable to the unsold securities under the Prior Prospectus Supplement, to offset a portion of the current registration fee. W. P. Carey Inc. has terminated the offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	W. P. Carey Inc.
Form or Filing Type	S-3
File Number	333-264613
Filing Date	May 02, 2022
Fee Paid with Fee Offset Source	$ 87,858.04